Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,041,650.39

Principal:
Principal Collections	$23,488,273.84
Prepayments in Full	$18,563,050.74
Liquidation Proceeds	$346,287.50
Recoveries	$0.00
Sub Total	$42,397,612.08
Collections	$46,439,262.47

Purchase Amounts:
Purchase Amounts Related to Principal	$187,598.74
Purchase Amounts Related to Interest	$956.06
Sub Total	$188,554.80

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,627,817.27

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	5
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$46,627,817.27
Servicing Fee	$923,404.59	$923,404.59	$0.00	$0.00	$45,704,412.68
Interest - Class A-1 Notes	$5,925.89	$5,925.89	$0.00	$0.00	$45,698,486.79
Interest - Class A-2 Notes	$137,686.67	$137,686.67	$0.00	$0.00	$45,560,800.12
Interest - Class A-3 Notes	$193,040.00	$193,040.00	$0.00	$0.00	$45,367,760.12
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$45,294,084.45
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,294,084.45
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$45,257,583.95
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,257,583.95
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$45,228,642.95
Third Priority Principal Payment	$24,062,499.30	$24,062,499.30	$0.00	$0.00	$21,166,143.65
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$21,126,240.15
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,126,240.15
Regular Principal Payment	$35,523,720.86	$21,126,240.15	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$46,627,817.27

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$24,062,499.30
Regular Principal Payment					$21,126,240.15
Total					$45,188,739.45
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$35,029,870.71	$119.88	$5,925.89	$0.02	$35,035,796.60	$119.90
Class A-2 Notes	$10,158,868.74	$23.36	$137,686.67	$0.32	$10,296,555.41	$23.68
Class A-3 Notes	$0.00	$0.00	$193,040.00	$0.48	$193,040.00	$0.48
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$45,188,739.45	$33.68	$515,673.23	$0.38	$45,704,412.68	$34.06

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$35,029,870.71	0.1198832	$0.00	0.0000000
Class A-2 Notes	$434,800,000.00	1.0000000	$424,641,131.26	0.9766355
Class A-3 Notes	$406,400,000.00	1.0000000	$406,400,000.00	1.0000000
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$1,084,639,870.71	0.8083409	$1,039,451,131.26	0.7746634

Pool Information
Weighted Average APR	4.355%	4.343%
Weighted Average Remaining Term	52.07	51.24
Number of Receivables Outstanding	51,959	50,362
Pool Balance	$1,108,085,504.17	$1,065,295,307.75
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,075,790,426.17	$1,034,267,371.41
Pool Factor	0.8188983	0.7872755

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$15,979,429.62
Yield Supplement Overcollateralization Amount	$31,027,936.34
Targeted Overcollateralization Amount	$40,241,657.20
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$25,844,176.49

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	5

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		166	$204,985.60
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$204,985.60
Cumulative Net Losses Last Collection Period			$182,122.53
Cumulative Net Losses for all Collection Periods			$387,108.13

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.22%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.92%	448	$9,823,012.40
61-90 Days Delinquent	0.12%	53	$1,283,762.37
91-120 Days Delinquent	0.01%	4	$78,331.40
Over 120 Days Delinquent	0.01%	3	$97,590.01
Total Delinquent Receivables	1.06%	508	$11,282,696.18

Repossession Inventory:
Repossessed in the Current Collection Period		28	$682,417.60
Total Repossessed Inventory		45	$1,171,955.09

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0145%
Preceding Collection Period			0.1675%
Current Collection Period			0.2264%
Three Month Average			0.1361%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0557%
Preceding Collection Period			0.0462%
Current Collection Period			0.1191%
Three Month Average			0.0737%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer